Note 4 - Restatement and Revision of Financial Statements	9 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of changes in accounting policies, accounting estimates and errors [text block]
4.	RESTATEMENT AND REVISION OF FINANCIAL STATEMENTS

(a)	Restatement of financial statements

Management identified operational issues in customer enrolment and non-payment in the Texas residential market. Management revisited the allowance for doubtful accounts as at
December 31, 2018
and determined that additional reserves of
$34.5
million were required at
December 31, 2018.
Management also identified collection issues in the United Kingdom (“U.K.”) market and determined that additional reserves of
$40.1
million were required at
December 31, 2018.
Management determined that the understatement was material, and as a result the interim condensed consolidated financial statements for the period ended
December 31, 2018
should be restated. Accordingly, in compliance with IAS
10,
Events after the balance sheet date, the authorization date of these financial statements has been updated to
August 14, 2019,
and the financial statements reflect all subsequent events up to this date.

The following tables summarize the effects of the adjustment described above.

Line items on the restated consolidated statement of financial position and restated consolidated statements of changes in shareholders’ equity (deficit)

	As at Dec. 31, 2018		As at Dec. 31, 2018
	(As revised Note 4(b))	Adjustment	(Restated)
Trade and other receivables	$781,168	$(74,610)	$706,558
Current assets	$1,191,270	$(74,610)	$1,116,660
Total assets	$1,853,611	$(74,610)	$1,779,001
Deficit	$(1,162,156)	$(74,610)	$(1,236,767)
Total shareholders’ equity	$146,617	$(74,610)	$72,007
Total liabilities and shareholders’ equity	$1,853,611	$(74,610)	$1,779,001

Line
items on the restated interim condensed consolidated statements of income (loss)

	Three months		Three months	Nine months		Nine months
	ended		ended	ended		ended
	Dec. 31, 2018		Dec. 31, 2018	Dec. 31, 2018		Dec. 31, 2018
	(As revised Note 4(b))	Adjustment	(Restated)	(As revised Note 4(b))	Adjustment	(Restated)
Other operating expenses	$30,120	$74,610	$104,730	$89,771	$74,610	$164,381
Total expenses	$143,406	$74,610	$218,016	$424,539	$74,610	$499,149
Operating profit before: finance costs, change in fair value of derivative instruments and other income, net	$45,107	$(74,610)	$(29,503)	$90,845	$(74,610)	$16,235
Profit (loss) before income taxes	$17,937	$(74,610)	$(56,673)	$(30,563)	$(74,610)	$(105,173)
Profit (loss) for the period	$27,025	$(74,610)	$(47,585)	$(35,848)	$(74,610)	$(110,458)
Profit (loss) for the year attributable to:
Shareholders of Just Energy	$27,059	$(74,610)	$(47,551)	$(35,703)	$(74,610)	$(110,313)
Earnings (loss) per share available to shareholders
Basic	$0.17	$(0.50)	$(0.33)	$(0.28)	$(0.50)	$(0.78)
Diluted	$0.16	$(0.49)	$(0.33)	$(0.28)	$(0.50)	$(0.78)

Line items on the restated interim condensed consolidated statements of comprehensive income (loss)

	Three months		Three months	Nine months		Nine months
	ended		ended	ended		ended
	Dec. 31, 2018		Dec. 31, 2018	Dec. 31, 2018		Dec. 31, 2018
	(As revised Note 4(b))	Adjustment	(Restated)	(As revised Note 4(b))	Adjustment	(Restated)

Profit (loss) for the period	$27,025	$(74,610)	$(47,585)	$(35,848)	$(74,610)	$(110,458)
Total comprehensive income (loss) for the period, net of tax	$45,230	$(74,610)	$(29,380)	$(22,256)	$(74,610)	$(96,866)
Total comprehensive income (loss) attributable to:
Shareholders of Just Energy	$45,264	$(74,610)	$(29,346)	$(22,111)	$(74,610)	$(96,721)

Line i
tems on the restated interim condensed consolidated statement of cash flows

	Three months		Three months	Nine months		Nine months
	ended		ended	ended		ended
	Dec. 31, 2018		Dec. 31, 2018	Dec. 31, 2018		Dec. 31, 2018
	(As revised Note 4(b))	Adjustment	(Restated)	(As revised Note 4(b))	Adjustment	(Restated)
Profit (loss) before income taxes	$17,937	$(74,610)	$(56,673)	$(30,563)	$(74,610)	$(105,173)
Net change in working capital balances	$(12,245)	$74,610	$62,365	$(128,967)	$74,610	$(54,357)

( b)	Revision of financial statements

During the
fourth
quarter ended
March 31, 2019,
management identified immaterial errors in certain balance sheet accounts related to flat delivery gas markets. These errors relate to fiscal years ended
March 31, 2017
and earlier.

In accordance with accounting guidance in IAS
8,
Accounting Policies, Accounting Estimates and Errors, as well as guidance found in Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin
No.
99,
Materiality, and Staff Accounting Bulletin
No.
108,
Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in the Current Year Financial Statements, the Company assessed the materiality of the errors and concluded that they were not
material to any of the Company’s previously issued financial statements. The Company assessed that correcting these historical errors in the current period would be material to the current period. The Company revised its opening retained earnings at the beginning of the earliest period presented to correct the effect of the matters. The revision does not
have an impact on the interim condensed consolidated statements of income (loss) for fiscal
2018
and
2019.

The errors occurred before the earliest period presented in the interim financial statements, and as a result the net effect on opening balances of assets, liabilities and equity of
$14.2
million was recorded as an adjustment to opening retained earnings. The following table presents the effect of the correction on the interim condensed consolidated statement of financial position as at
December 31, 2018.

	As previously reported	Adjustment	As revised
Trade and other receivables	$786,852	$(5,684)	$781,168
Gas in storage	36,458	(9,470)	26,988
Other current assets	152,359	2,517	154,876
Trade and other payables	(754,296)	(6,363)	(760,659)
Deferred revenue	(76,862)	2,974	(73,888)
Income tax payable	(8,940)	1,818	(7,122)
Deficit	$(1,147,949)	$(14,207)	$(1,162,156)